Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid expenses	$ 1,128,000	$ 982,000	$ 65,973
Prepaid Insurance	1,474,000	55,000
Prepaid manufacturing expenses	596,000	2,624,000
Prepaid contract research costs	185,000	262,000
Research and development tax credit	692,000	579,000
Value added tax receivable	1,574,000	5,633,000
Deferred financing costs		3,855,000
Income tax receivable	198,000	213,000
Investment tax credit	906,000
Prepaid expenses and other current assets	$ 6,753,000	$ 14,203,000